Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 1,010,257
Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	15,194
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	388,275
Contractual amount due less than 1 year [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	465
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	123,303
Contractual amount due 1 to 3 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	157,510
Contractual amount due 3 to 5 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	383
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	341,169
Contractual amount due more than 5 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 14,346